Contingencies and Commitments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Contingencies and Commitments

Note 35 Contingencies and Commitments

Services agreements

The total amount contracted by the Company relating to services is detailed as follows:

Services agreements not to be terminated	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Within 1 year	50,820,240	79,375,436
Between 1 and 5 years	60,096,921	97,947,446
More than 5 years	33,177,327	-
Total	144,094,488	177,322,882

Purchase and supply agreements

The total amount contracted by the Company relating to purchase and supply agreements as of December 31, 2024 is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	429,613,645	11,241,775
Between 1 and 5 years	1,786,939,620	2,083,941
More than 5 years	1,204,234,923	-
Total	3,420,788,188	13,325,716

Capital investment commitments

As of December 31, 2024 the Company had capital investment commitments related to Property, plant and equipment and Intangibles (software) for approximately ThCh$ 23,587,044.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries in Chile and joint venture abroad, including all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and USD 15,000 for cases of foreign companies.

Company	Court	Description	Status	Estimated accrued loss contingency
Transportes CCU Ltda.	Supreme Court.	Compensation for damages.	Unification of Jurisprudence.	ThCh$ 72,000
Comercial CCU S.A.	Court of Appeal.	Collection of employee benefits.	Appeal of sentence.	ThCh$ 46,338
Comercial CCU S.A.	Court of Appeal.	Collection of employee benefits.	Appeal of sentence.	ThCh$ 30,779
Aguas de Origen S.A.	Labur Court.	Laboral trials.	Answered lawsuit.	USD 19,380 (ThCh$ 19,311)
Aguas de Origen S.A. (1)	Labur Court.	Laboral trials.	Sentence.	USD 608,876 (ThCh$ 606,721)
Aguas de Origen S.A. (2)	Labur Court.	Laboral trials.	Evidentiary stage.	USD 570,846 (ThCh$ 568,825)
Compañía Industrial Cervecera S.A. (3)	Labur Court.	Laboral trials.	Evidentiary stage.	USD 48,925 (ThCh$ 48,752)
Compañía Industrial Cervecera S.A.	Administrative Court.	Administrative claims of several municipalities for advertising and publicity fees.	Proceedings in administrative or judicial stage.	USD 22,000 (ThCh$ 21,922)
Bebidas Bolivianas S.A.	Labur Court.	Social benefits claim.	Sentence.	USD 28,160 (ThCh$ 28,060)
Zona Franca Central Cervecera S.A.S.	State Counsil.	Requirement of the Department of Cundinamarca, regarding determination of the basis for calculation of the Consumption Tax (ICO), for the period of November and December 2019.	Second instance sentence is awaited.	USD 852,041 (ThCh$ 849,025)
Zona Franca Central Cervecera S.A.S.	State Counsil.	Requirement of the Department of Cundinamarca, regarding determination of the basis for calculation of the Consumption Tax (ICO), for the period of January to October (except for August) of 2020.	Request for Addition and Clarification of the sentence.	USD 6,045,000 (ThCh$ 6,023,601)

(1)	Includes nine trials.
(2)	Includes twenty trials.
(3)	Includes three trials.

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$ 2,753,316 and ThCh$ 325,331 as of December 31, 2024 and 2023, respectively (See Note 24 - Other provisions).

Tax processes

At the date of issue of these Consolidated Financial Statements, there is no tax litigation that involves significant passive or taxes in claim.

Guarantees

As of December 31, 2024, CCU and its subsidiaries have not granted direct guarantees as part of their usual financing operations. However, indirect guarantees have been constituted, in the form of stand-by, comfort letters and general product of financing. The main terms of the indirect guarantees constituted are detailed below:

-	The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía Pisquera de Chile S.A. through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú	USD 2,600,000	December 22, 2025

-	Additionally, the Company presents the following guarantees:

a)	The Company, through a private notarized document dated July 27, 2022, is required to maintain a direct or indirect participation of at least 50.1% of its subsidiary Compañía Pisquera de Chile S.A., allowing the Company to control its subsidiary during the period of validity of the bank loan with Banco del Estado de Chile for a total of ThCh$ 16,000,000, maturing on July 27, 2027.

b)	The Company, through a private notarized document dated May 24, 2024, is required to maintain a direct or indirect participation equal to or more than of 99.9% of its subsidiary CCU Inversiones II SpA., during the period of validity of the bank loan between Itaú Colombia S.A. and Joint Venture Central Cervecera de Colombia S.A.S. for a total of ThCOP 178,000,000, with maturity on May 30, 2025 or until the date on which the loan is paid in full.

c)	CCU Inversiones II, by means of a private notarized document dated May 24, 2024, undertakes to maintain a direct or indirect shareholding of at least 50% of the voting capital of the Joint Venture Central Cervecera de Colombia S.A.S. during the term of the bank loan with Itaú Colombia for a total of ThCOP 178,000,000, with maturity on May 30, 2025, or as long as there is any amount owed on the loan. Additionally, in the event that the debtor experiences difficulties in complying in a timely manner with any financial commitment derived from the loan (capital, interest, commissions, taxes or expenses of any kind), CCU Inversiones II SpA. will pay directly to the bank and/or provide the debtor with sufficient resources to proceed with the payment.

d)	The company through a private notarized document dated June 28, 2024, commits itself to directly or indirectly hold a minimum of 51% of the authorized share capital of the subsidiary Bebidas Bolivianas S.A. It must also maintain direct or indirect control of the management and provide the necessary technical assistance during the term of the financial obligations that Bebidas Bolivianas S.A. has with Banco Mercantil Santa Cruz S.A.